Shareholder Report	11 Months Ended	12 Months Ended	120 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		VALUED ADVISERS TRUST
Entity Central Index Key		0001437249
Entity Investment Company Type		N-1A
Document Period End Date		Jan. 31, 2025
C000199439
Shareholder Report [Line Items]
Fund Name		Belmont Theta Income Fund
Class Name		Institutional Class
Trading Symbol		BTIFX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		(800) 789-1087
Additional Information Website		https://www.belmontcapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$212	1.99%

Expenses Paid, Amount		$ 212
Expense Ratio, Percent		1.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2018)
Belmont Theta Income Fund - Institutional Class	12.59%	4.39%	3.31%
ICE BofA 3-Month U.S. Treasury Bill Index	5.22%	2.53%	2.43%
S&P 500® Index	26.38%	15.17%	14.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Apr. 30, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 20,195,705	$ 20,195,705	$ 20,195,705
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount		$ 128,545
InvestmentCompanyPortfolioTurnover		0.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	42.8%
Purchased Options	0.3%
U.S. Treasury Obligations	56.9%

C000227329
Shareholder Report [Line Items]
Fund Name		Channing Intrinsic Value Small-Cap Fund
Class Name		Institutional Class
Trading Symbol		OWLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.
Additional Information Phone Number		(833) 565-1919
Additional Information Website		https://funddocs.filepoint.com/channing/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.95%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.95%
Line Graph [Table Text Block]
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$10,000	$10,000	$10,000
Jan-2022	$9,797	$10,274	$9,534
Jan-2023	$9,334	$9,427	$9,484
Jan-2024	$9,775	$11,232	$9,475
Jan-2025	$11,405	$14,188	$10,946

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	16.67%	3.73%
Russell 3000® Index	26.32%	10.24%
Russell 2000® Value Index	15.52%	2.55%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Jun. 30, 2021
Material Change Date		Jan. 31, 2025
AssetsNet	$ 10,276,116	$ 10,276,116	$ 10,276,116
Holdings Count | Holding	47	47	47
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,276,116
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$0
Portfolio Turnover	48%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	3.0%
Synovus Financial Corp.	3.0%
Affiliated Managers Group, Inc.	3.0%
Pinnacle Financial Partners, Inc.	3.0%
SouthState Corp.	2.9%
Wintrust Financial Corp.	2.8%
Integer Holdings Corp.	2.8%
Southwest Gas Holdings, Inc.	2.7%
Herc Holdings, Inc.	2.7%
Littelfuse, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.
C000248358
Shareholder Report [Line Items]
Fund Name	Regan Floating Rate MBS ETF
Class Name	Regan Floating Rate MBS ETF
Trading Symbol	MBSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Regan Floating Rate MBS ETF for the period of February 27, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/fund-literature/. You can also request this information by contacting us at (844) 988-6273.
Additional Information Phone Number	(844) 988-6273
Additional Information Website	https://www.regancapital.com/mutual-funds/fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Floating Rate MBS ETF	$47	0.49%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (February 27, 2024)
Regan Floating Rate MBS ETF	6.48%
Bloomberg U.S. Aggregate Bond Index	3.95%
Bloomberg U.S. Mortgage Backed Securities Index	4.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 147,648,035	$ 147,648,035	$ 147,648,035
Holdings Count | Holding	163	163	163
Advisory Fees Paid, Amount	$ 381,495
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$147,648,035 Number of Portfolio Holdings163 Advisory Fee $381,495 Portfolio Turnover21%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.2%
U.S. Treasury Obligations	6.8%
Collateralized Mortgage Obligations	81.0%

C000074420
Shareholder Report [Line Items]
Fund Name		Summitry Equity Fund
Trading Symbol		GGEFX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		(866) 954-6682
Additional Information Website		https://summitryfunds.com/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$144	1.25%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summitry Equity Fund	30.08%	15.03%	12.15%
S&P 500® Index	26.38%	15.17%	13.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 83,925,451	$ 83,925,451	$ 83,925,451
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount		$ 656,577
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,925,451
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$656,577
Portfolio Turnover	11%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	3.8%
Industrials	4.9%
Money Market Funds	7.7%
Financials	11.1%
Communications	16.2%
Consumer Discretionary	21.6%
Technology	34.7%